Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	21,143
Proposed Maximum Offering Price per Unit	76.68
Maximum Aggregate Offering Price	$ 1,621,245.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 223.89
Offering Note	This registration statement covers an aggregate of 21,143 shares of the Registrant's Common Stock issuable pursuant to stock options assumed by the Registrant under the Sandstorm Gold Ltd. Amended and Restated Stock Option Plan. Pursuant to Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the weighted average exercise price of the assumed stock options. This registration statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416 under the Securities Act.